Redeemable Convertible Preferred Shares - Additional Information (Detail)		12 Months Ended
	Jul. 25, 2018 shares	Dec. 31, 2018 CNY (¥)
Temporary Equity [Line Items]
Preferred stock initial conversion ratio		1
Redemption price percentage		15.00%
IPO [Member]
Temporary Equity [Line Items]
Number of ordinary shares issued upon conversion of convertible preferred shares | shares	167,060,690
Minimum [Member]
Temporary Equity [Line Items]
Dividends distributed percentage of total undistributed profit		20.00%
Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Dividends | ¥		¥ 0
Series A-1 [Member]
Temporary Equity [Line Items]
Liquidation preference percentage		12.00%
Series B [Member]
Temporary Equity [Line Items]
Liquidation preference percentage		12.00%
Series A-3 [Member]
Temporary Equity [Line Items]
Liquidation preference percentage		12.00%